GOODWILL (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF GOODWILL

As of December 31, 2021 and 2022, goodwill consist of the following:

	HK$’000	US$’000
Cost and net carrying amount as of January 1, 2021	101,939	13,069
Less: Impairment loss	-	-
As of December 31, 2021	101,939	13,069
Cost and net carrying amount as at January 1, 2022	101,939	13,069
Less: Impairment loss	-	-
As of December 31, 2022	101,939	13,069